Non-current financial assets	12 Months Ended
Dec. 31, 2019
Non-current financial assets
Non-current financial assets

10. Non‑current financial assets

	December 31,	December 31,
	2019	2018
Security rental deposits	68,911	54,404
Total non‑current financial assets	68,911	54,404

Security rental deposits relate to laboratory and office space which has increased during 2019 due to the new company in United States. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.